Cover	Dec. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42998
Entity Registrant Name	Daedalus Special Acquisition Corp.
Entity Central Index Key	0002082149
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	50 Sloane Avenue
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW3 3DD
City Area Code	+44
Local Phone Number	207 297 3592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	DSACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DSAC
Security Exchange Name	NASDAQ
Warrants entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share
Title of 12(b) Security	Warrants entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share
Trading Symbol	DSACW
Security Exchange Name	NASDAQ